Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Deferred Tax Assets and Liabilities by Type of Temporary Difference

The amount of deferred tax assets and liabilities by type of temporary difference can be detailed as follows:

	2017
Million US dollar	Assets	Liabilities	Net

Property, plant and equipment	324	(2 586)	(2 262)
Intangible assets	113	(11 387)	(11 274)
Inventories	114	(63)	51
Trade and other receivables	148	(62)	86
Interest-bearing loans and borrowings	431	(646)	(215)
Employee benefits	663	(10)	653
Provisions	562	(17)	545
Derivatives	40	(49)	(9)
Other items	200	(796)	(596)
Loss carry forwards	1 130	—	1 130

Gross deferred tax assets/(liabilities)	3 725	(15 616)	(11 891)

Netting by taxable entity	(2 509)	2 509	—

Net deferred tax assets/(liabilities)	1 216	(13 107)	(11 891)

	2016
Million US dollar	Assets	Liabilities	Net

Property, plant and equipment	533	(4 017)	(3 484)
Intangible assets	200	(14 863)	(14 663)
Inventories	145	(95)	50
Trade and other receivables	74	(59)	15
Interest-bearing loans and borrowings	322	(456)	(134)
Employee benefits	704	(22)	682
Provisions	578	(234)	344
Derivatives	42	(30)	12
Other items	147	(1 119)	(972)
Loss carry forwards	1 278	—	1 278
Reclassified as held for sale	(4)	1 459	1 455

Gross deferred tax assets/(liabilities)	4 019	(19 436)	(15 417)

Netting by taxable entity	(2 758)	2 758	—

Net deferred tax assets/(liabilities) as reported	1 261	(16 678)	(15 417)
Adjustments	—	1 975	1 975
Net deferred tax assets/(liabilities) as adjusted	1 261	(14 703)	(13 442)

Summary of Change in Net Deferred Tax Assets and Liabilities

The change in net deferred taxes recorded in the consolidated statement of financial position can be detailed as follows:

Million US dollar	2017	2016	2015

Balance at 1 January as reported	(15 417)	(10 780)	(11 643)
Adjustments	1 975	—	—

Balance at 1 January as adjusted	(13 442)	(10 780)	(11 643)
Recognized in profit or loss	1 912	(116)	(199)
Recognized in other comprehensive income	(134)	(204)	893
Acquisitions through business combinations	(74)	(5 623)	(7)
Reclassified as held for sale	—	1 455	—
Other movements and effect of changes in foreign exchange rates	(153)	(149)	176

Balance at 31 December as reported	(11 891)	(15 417)	(10 780)
Balance at 31 December as adjusted	—	(13 442)	—